Taxation - Schedule of Deductible Temporary Differences and a Portion of the Tax Loss Carry Forward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Deductible Temporary Differences and a Portion of the Tax Loss Carry Forward [Line Items]
Amount	$ 111,467
United States [Member]
Schedule of Deductible Temporary Differences and a Portion of the Tax Loss Carry Forward [Line Items]
Amount	$ 103,876
Earliest year of expiration if not utilized	Indefinitely
Singapore [Member]
Schedule of Deductible Temporary Differences and a Portion of the Tax Loss Carry Forward [Line Items]
Amount	$ 2,961
Earliest year of expiration if not utilized	Indefinitely
Hong Kong [Member]
Schedule of Deductible Temporary Differences and a Portion of the Tax Loss Carry Forward [Line Items]
Amount	$ 3,873
Earliest year of expiration if not utilized	Indefinitely
United Arab Emirates [Member]
Schedule of Deductible Temporary Differences and a Portion of the Tax Loss Carry Forward [Line Items]
Amount	$ 423
Earliest year of expiration if not utilized	Indefinitely
Ethiopia [Member]
Schedule of Deductible Temporary Differences and a Portion of the Tax Loss Carry Forward [Line Items]
Amount	$ 327
Earliest year of expiration if not utilized	2030
Thailand [Member]
Schedule of Deductible Temporary Differences and a Portion of the Tax Loss Carry Forward [Line Items]
Amount	$ 7
Earliest year of expiration if not utilized	2028